FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Separate Account VA 7
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Separate Account VA 7
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Separate Account VA 7
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA 7 (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Large Cap Growth Class A Shares (1)	MFS® Growth Initial Class (1)
AB Relative Value Class A Shares (1)	MFS® Investors Trust Initial Class (1)
Alger Growth & Income Class I-2 Shares (1)	MFS® Research Initial Class (1)
BNY Mellon Small Cap Initial Shares (1)	MS VIF Emerging Markets Equity Class I Shares (1)
BNY Mellon VIF Appreciation Initial Shares (1)	MS VIF Global Strategist Class I Shares (1)
Invesco V.I. High Yield Series I Shares (1)	TA BlackRock Government Money Market Initial Class (1)
Janus Henderson - Balanced Institutional Shares (1)	TA WMC US Growth Initial Class (1)
Janus Henderson - Global Research Institutional Shares (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Separate Account VA 7
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class A Shares	2,765.698	$151,829	$255,965	$4	$255,969	2,971	$38.427972	$86.163085
AB Relative Value Class A Shares	2,703.717	77,795	85,816	(2)	85,814	1,233	21.714646	69.600103
Alger Growth & Income Class I-2 Shares	280.257	6,351	9,843	3	9,846	124	31.279435	79.681343
BNY Mellon Small Cap Initial Shares	-	-	-	-	-	-	15.931778	47.579755
BNY Mellon VIF Appreciation Initial Shares	474.187	16,411	15,966	(5)	15,961	264	27.697487	60.381244
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-	1.555254	12.928034
Janus Henderson - Balanced Institutional Shares	671.524	24,626	37,511	(2)	37,509	503	22.256639	74.611461
Janus Henderson - Global Research Institutional Shares	514.259	24,597	40,971	-	40,971	750	29.259816	54.595965
MFS® Growth Initial Class	58.626	3,750	3,978	3	3,981	39	36.604320	103.358777
MFS® Investors Trust Initial Class	0.104	3	3	(3)	-	-	26.436810	56.106080
MFS® Research Initial Class	827.603	24,085	25,234	7	25,241	370	27.412070	68.217833
MS VIF Emerging Markets Equity Class I Shares	436.139	5,710	7,663	(3)	7,660	212	17.284085	36.201426
MS VIF Global Strategist Class I Shares	1,438.581	13,742	15,019	1	15,020	588	16.421096	25.553178
TA BlackRock Government Money Market Initial Class	169,152.800	169,153	169,153	(7)	169,146	138,942	1.149898	10.818680
TA WMC US Growth Initial Class	30,718.280	1,020,720	1,285,867	(3)	1,285,864	12,060	39.132576	106.621342

See accompanying notes.

Transamerica Life Insurance Company
Separate Account VA 7
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Large Cap Growth Class A Shares	$255,969	$-	$255,969
AB Relative Value Class A Shares	85,814	-	85,814
Alger Growth & Income Class I-2 Shares	9,846	-	9,846
BNY Mellon Small Cap Initial Shares	-	-	-
BNY Mellon VIF Appreciation Initial Shares	15,961	-	15,961
Invesco V.I. High Yield Series I Shares	-	-	-
Janus Henderson - Balanced Institutional Shares	37,509	-	37,509
Janus Henderson - Global Research Institutional Shares	40,971	-	40,971
MFS® Growth Initial Class	3,981	-	3,981
MFS® Investors Trust Initial Class	-	-	-
MFS® Research Initial Class	25,241	-	25,241
MS VIF Emerging Markets Equity Class I Shares	7,660	-	7,660
MS VIF Global Strategist Class I Shares	15,020	-	15,020
TA BlackRock Government Money Market Initial Class	158,654	10,492	169,146
TA WMC US Growth Initial Class	1,285,864	-	1,285,864

See accompanying notes.

Transamerica Life Insurance Company
Separate Account VA 7
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Large Cap Growth Class A Shares	AB Relative Value Class A Shares	Alger Growth & Income Class I-2 Shares	BNY Mellon Small Cap Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 188,684	$ 74,209	$ 8,082	$ -

Investment Income:
Reinvested Dividends	119	1,169	53	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,031	1,122	124	-
Net Investment Income (Loss)	(2,912)	47	(71)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,810	2,777	32	-
Realized Gain (Loss) on Investments	3,332	1,182	427	-
Net Realized Capital Gains (Losses) on Investments	12,142	3,959	459	-
Net Change in Unrealized Appreciation (Depreciation)	35,160	4,470	1,282	-
Net Gain (Loss) on Investment	47,302	8,429	1,741	-

Net Increase (Decrease) in Net Assets Resulting from Operations	44,390	8,476	1,670	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,912)	(1,786)	(527)	-

Total Increase (Decrease) in Net Assets	42,478	6,690	1,143	-

Net Assets as of December 31, 2024:	$ 231,162	$ 80,899	$ 9,225	$ -

Investment Income:
Reinvested Dividends	-	918	149	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,347	1,149	130	-
Net Investment Income (Loss)	(3,347)	(231)	19	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,911	6,691	1,121	-
Realized Gain (Loss) on Investments	3,610	940	776	-
Net Realized Capital Gains (Losses) on Investments	24,521	7,631	1,897	-
Net Change in Unrealized Appreciation (Depreciation)	5,533	(270)	(253)	-
Net Gain (Loss) on Investment	30,054	7,361	1,644	-

Net Increase (Decrease) in Net Assets Resulting from Operations	26,707	7,130	1,663	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,900)	(2,215)	(1,042)	-

Total Increase (Decrease) in Net Assets	24,807	4,915	621	-

Net Assets as of December 31, 2025:	$ 255,969	$ 85,814	$ 9,846	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA 7
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon VIF Appreciation Initial Shares	Invesco V.I. High Yield Series I Shares	Janus Henderson - Balanced Institutional Shares	Janus Henderson - Global Research Institutional Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 21,999	$ -	$ 38,960	$ 43,018

Investment Income:
Reinvested Dividends	101	-	880	374
Investment Expense:
Mortality and Expense Risk and Administrative Charges	333	-	590	690
Net Investment Income (Loss)	(232)	-	290	(316)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,689	-	-	1,565
Realized Gain (Loss) on Investments	(30)	-	441	382
Net Realized Capital Gains (Losses) on Investments	1,659	-	441	1,947
Net Change in Unrealized Appreciation (Depreciation)	1,046	-	4,644	7,775
Net Gain (Loss) on Investment	2,705	-	5,085	9,722

Net Increase (Decrease) in Net Assets Resulting from Operations	2,473	-	5,375	9,406

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(532)	(10)

Total Increase (Decrease) in Net Assets	2,473	-	4,843	9,396

Net Assets as of December 31, 2024:	$ 24,472	$ -	$ 43,803	$ 52,414

Investment Income:
Reinvested Dividends	55	-	727	280
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233	-	516	564
Net Investment Income (Loss)	(178)	-	211	(284)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,242	-	1,166	3,189
Realized Gain (Loss) on Investments	(386)	-	5,120	11,280
Net Realized Capital Gains (Losses) on Investments	1,856	-	6,286	14,469
Net Change in Unrealized Appreciation (Depreciation)	(187)	-	(1,773)	(6,908)
Net Gain (Loss) on Investment	1,669	-	4,513	7,561

Net Increase (Decrease) in Net Assets Resulting from Operations	1,491	-	4,724	7,277

Increase (Decrease) in Net Assets from Contract Transactions	(10,002)	-	(11,018)	(18,720)

Total Increase (Decrease) in Net Assets	(8,511)	-	(6,294)	(11,443)

Net Assets as of December 31, 2025:	$ 15,961	$ -	$ 37,509	$ 40,971

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA 7
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MFS® Growth Initial Class	MFS® Investors Trust Initial Class	MFS® Research Initial Class	MS VIF Emerging Markets Equity Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,789	$ -	$ 19,348	$ 5,503

Investment Income:
Reinvested Dividends	-	-	130	80
Investment Expense:
Mortality and Expense Risk and Administrative Charges	46	-	300	82
Net Investment Income (Loss)	(46)	-	(170)	(2)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	256	-	1,254	-
Realized Gain (Loss) on Investments	(8)	-	87	5
Net Realized Capital Gains (Losses) on Investments	248	-	1,341	5
Net Change in Unrealized Appreciation (Depreciation)	621	-	2,159	345
Net Gain (Loss) on Investment	869	-	3,500	350

Net Increase (Decrease) in Net Assets Resulting from Operations	823	-	3,330	348

Increase (Decrease) in Net Assets from Contract Transactions	(6)	-	2	(5)

Total Increase (Decrease) in Net Assets	817	-	3,332	343

Net Assets as of December 31, 2024:	$ 3,606	$ -	$ 22,680	$ 5,846

Investment Income:
Reinvested Dividends	-	-	228	27
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52	-	327	92
Net Investment Income (Loss)	(52)	-	(99)	(65)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	679	1	5,592	222
Realized Gain (Loss) on Investments	(4)	-	85	15
Net Realized Capital Gains (Losses) on Investments	675	1	5,677	237
Net Change in Unrealized Appreciation (Depreciation)	(241)	(1)	(3,017)	1,648
Net Gain (Loss) on Investment	434	-	2,660	1,885

Net Increase (Decrease) in Net Assets Resulting from Operations	382	-	2,561	1,820

Increase (Decrease) in Net Assets from Contract Transactions	(7)	-	-	(6)

Total Increase (Decrease) in Net Assets	375	-	2,561	1,814

Net Assets as of December 31, 2025:	$ 3,981	$ -	$ 25,241	$ 7,660

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA 7
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	MS VIF Global Strategist Class I Shares	TA BlackRock Government Money Market Initial Class	TA WMC US Growth Initial Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 13,486	$ 94,595	$ 1,000,331

Investment Income:
Reinvested Dividends	-	4,718	126
Investment Expense:
Mortality and Expense Risk and Administrative Charges	192	1,321	15,771
Net Investment Income (Loss)	(192)	3,397	(15,645)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	102,390
Realized Gain (Loss) on Investments	(12)	-	29,829
Net Realized Capital Gains (Losses) on Investments	(12)	-	132,219
Net Change in Unrealized Appreciation (Depreciation)	1,000	-	150,056
Net Gain (Loss) on Investment	988	-	282,275

Net Increase (Decrease) in Net Assets Resulting from Operations	796	3,397	266,630

Increase (Decrease) in Net Assets from Contract Transactions	(665)	(660)	(62,162)

Total Increase (Decrease) in Net Assets	131	2,737	204,468

Net Assets as of December 31, 2024:	$ 13,617	$ 97,332	$ 1,204,799

Investment Income:
Reinvested Dividends	-	6,222	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	199	2,156	16,662
Net Investment Income (Loss)	(199)	4,066	(16,662)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	498	-	194,050
Realized Gain (Loss) on Investments	(70)	-	53,307
Net Realized Capital Gains (Losses) on Investments	428	-	247,357
Net Change in Unrealized Appreciation (Depreciation)	1,867	-	(49,293)
Net Gain (Loss) on Investment	2,295	-	198,064

Net Increase (Decrease) in Net Assets Resulting from Operations	2,096	4,066	181,402

Increase (Decrease) in Net Assets from Contract Transactions	(693)	67,748	(100,337)

Total Increase (Decrease) in Net Assets	1,403	71,814	81,065

Net Assets as of December 31, 2025:	$ 15,020	$ 169,146	$ 1,285,864

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA 7
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA 7 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Bounty® Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.:	AB Variable Products Series Fund, Inc.:
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
The Alger Portfolios:	The Alger Portfolios:
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Variable Investment Fund	BNY Mellon Variable Investment Fund
BNY Mellon Small Cap Initial Shares	BNY Mellon Small Cap Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class
MFS® Research Initial Class	MFS® Research Series Initial Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Class I Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:

Subaccount	Formerly
BNY Mellon Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares

Transamerica Life Insurance Company
Separate Account VA 7
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Separate Account VA 7
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Large Cap Growth Class A Shares	$20,911	$5,248
AB Relative Value Class A Shares	7,610	3,365
Alger Growth & Income Class I-2 Shares	1,271	1,174
BNY Mellon Small Cap Initial Shares	-	-
BNY Mellon VIF Appreciation Initial Shares	2,297	10,233
Invesco V.I. High Yield Series I Shares	-	-
Janus Henderson - Balanced Institutional Shares	1,893	11,534
Janus Henderson - Global Research Institutional Shares	3,468	19,285
MFS® Growth Initial Class	679	61
MFS® Investors Trust Initial Class	1	-
MFS® Research Initial Class	5,820	327
MS VIF Emerging Markets Equity Class I Shares	249	97
MS VIF Global Strategist Class I Shares	498	893
TA BlackRock Government Money Market Initial Class	75,397	3,579
TA WMC US Growth Initial Class	194,050	116,999

Transamerica Life Insurance Company
Separate Account VA 7
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Large Cap Growth Class A Shares	-	(22)	(22)	-	(25)	(25)
AB Relative Value Class A Shares	-	(33)	(33)	-	(29)	(29)
Alger Growth & Income Class I-2 Shares	-	(14)	(14)	-	(8)	(8)
BNY Mellon Small Cap Initial Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Initial Shares	-	(176)	(176)	-	-	-
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-
Janus Henderson - Balanced Institutional Shares	-	(163)	(163)	-	(9)	(9)
Janus Henderson - Global Research Institutional Shares	-	(395)	(395)	-	-	-
MFS® Growth Initial Class	-	-	-	-	-	-
MFS® Investors Trust Initial Class	-	-	-	-	-	-
MFS® Research Initial Class	-	-	-	-	-	-
MS VIF Emerging Markets Equity Class I Shares	-	-	-	-	-	-
MS VIF Global Strategist Class I Shares	-	(29)	(29)	-	(31)	(31)
TA BlackRock Government Money Market Initial Class	61,399	(134)	61,265	75	(139)	(64)
TA WMC US Growth Initial Class	-	(1,063)	(1,063)	-	(737)	(737)

Transamerica Life Insurance Company
Separate Account VA 7
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class A Shares	$-	$(1,900)	$(1,900)	$-	$(1,912)	$(1,912)
AB Relative Value Class A Shares	-	(2,215)	(2,215)	-	(1,786)	(1,786)
Alger Growth & Income Class I-2 Shares	-	(1,042)	(1,042)	-	(527)	(527)
BNY Mellon Small Cap Initial Shares	-	-	-	-	-	-
BNY Mellon VIF Appreciation Initial Shares	-	(10,002)	(10,002)	-	-	-
Invesco V.I. High Yield Series I Shares	-	-	-	-	-	-
Janus Henderson - Balanced Institutional Shares	-	(11,018)	(11,018)	-	(532)	(532)
Janus Henderson - Global Research Institutional Shares	-	(18,720)	(18,720)	-	(10)	(10)
MFS® Growth Initial Class	-	(7)	(7)	-	(6)	(6)
MFS® Investors Trust Initial Class	-	-	-	-	-	-
MFS® Research Initial Class	-	-	-	-	2	2
MS VIF Emerging Markets Equity Class I Shares	-	(6)	(6)	-	(5)	(5)
MS VIF Global Strategist Class I Shares	-	(693)	(693)	-	(665)	(665)
TA BlackRock Government Money Market Initial Class	69,180	(1,432)	67,748	778	(1,438)	(660)
TA WMC US Growth Initial Class	-	(100,337)	(100,337)	-	(62,162)	(62,162)

Transamerica Life Insurance Company
Separate Account VA 7
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Large Cap Growth Class A Shares
12/31/2025	2,971	$38.43	to	$86.16	$ 255,969	-%	1.25%	to	1.40%	11.74%	to	11.58%
12/31/2024	2,993	34.39	to	77.22	231,162	0.05	1.25	to	1.40	23.70	to	23.52
12/31/2023	3,018	27.80	to	62.52	188,684	-	1.25	to	1.40	33.47	to	33.27
12/31/2022	3,232	20.83	to	46.91	151,613	-	1.25	to	1.40	(29.39)	to	(29.49)
12/31/2021	3,232	29.50	to	66.54	215,051	-	1.25	to	1.40	27.38	to	27.19
AB Relative Value Class A Shares
12/31/2025	1,233	21.71	to	69.60	85,814	1.11	1.25	to	1.40	9.11	to	8.95
12/31/2024	1,266	19.90	to	63.88	80,899	1.46	1.25	to	1.40	11.62	to	11.46
12/31/2023	1,295	17.83	to	57.32	74,209	1.51	1.25	to	1.40	10.65	to	10.48
12/31/2022	1,330	16.11	to	51.88	69,006	1.41	1.25	to	1.40	(5.37)	to	(5.51)
12/31/2021	1,375	17.03	to	54.91	75,514	0.75	1.25	to	1.40	26.58	to	26.39
Alger Growth & Income Class I-2 Shares
12/31/2025	124	31.28	to	79.68	9,846	1.59	1.25	to	1.40	19.33	to	19.15
12/31/2024	138	26.21	to	66.87	9,225	0.60	1.25	to	1.40	21.14	to	20.96
12/31/2023	146	21.64	to	55.29	8,082	1.41	1.25	to	1.40	22.41	to	22.22
12/31/2022	159	17.68	to	45.23	7,181	1.42	1.25	to	1.40	(16.03)	to	(16.15)
12/31/2021	177	21.05	to	53.95	9,569	1.15	1.25	to	1.40	30.04	to	29.85
BNY Mellon Small Cap Initial Shares
12/31/2025	-	15.93	to	47.58	-	-	1.25	to	1.40	9.62	to	9.45
12/31/2024	-	14.53	to	43.47	-	-	1.25	to	1.40	3.32	to	3.16
12/31/2023	-	14.07	to	42.14	-	-	1.25	to	1.40	7.94	to	7.78
12/31/2022	-	13.03	to	39.10	-	-	1.25	to	1.40	(17.65)	to	(17.77)
12/31/2021	-	15.83	to	47.54	-	-	1.25	to	1.40	15.02	to	14.85
BNY Mellon VIF Appreciation Initial Shares
12/31/2025	264	27.70	to	60.38	15,961	0.33	1.25	to	1.40	8.71	to	8.55
12/31/2024	440	25.48	to	55.62	24,472	0.42	1.25	to	1.40	11.41	to	11.24
12/31/2023	440	22.87	to	50.00	21,999	0.72	1.25	to	1.40	19.48	to	19.30
12/31/2022	440	19.14	to	41.91	18,439	0.67	1.25	to	1.40	(19.08)	to	(19.19)
12/31/2021	440	23.65	to	51.87	22,819	0.44	1.25	to	1.40	25.56	to	25.38
Invesco V.I. High Yield Series I Shares
12/31/2025	-	12.93	to	1.56	-	-	1.25	to	1.40	5.41	to	5.25
12/31/2024	-	12.26	to	1.48	-	-	1.25	to	1.40	6.39	to	6.23
12/31/2023	-	11.53	to	1.39	-	-	1.25	to	1.40	8.82	to	8.66
12/31/2022	-	10.59	to	1.28	-	-	1.25	to	1.40	(10.67)	to	(10.80)
12/31/2021	-	11.86	to	1.44	-	-	1.25	to	1.40	3.09	to	2.94
Janus Henderson - Balanced Institutional Shares
12/31/2025	503	22.26	to	74.61	37,509	1.96	1.25	to	1.40	13.68	to	13.52
12/31/2024	666	19.58	to	65.73	43,803	2.08	1.25	to	1.40	13.99	to	13.82
12/31/2023	675	17.17	to	57.74	38,960	2.12	1.25	to	1.40	13.99	to	13.82
12/31/2022	687	15.07	to	50.73	34,869	1.37	1.25	to	1.40	(17.43)	to	(17.55)
12/31/2021	3,392	18.25	to	61.53	92,462	1.01	1.25	to	1.40	15.75	to	15.58
Janus Henderson - Global Research Institutional Shares
12/31/2025	750	29.26	to	54.60	40,971	0.69	1.25	to	1.40	19.43	to	19.25
12/31/2024	1,145	24.50	to	45.78	52,414	0.76	1.25	to	1.40	22.05	to	21.87
12/31/2023	1,145	20.07	to	37.57	43,018	0.94	1.25	to	1.40	25.22	to	25.03
12/31/2022	1,145	16.03	to	30.05	34,413	1.63	1.25	to	1.40	(20.41)	to	(20.52)
12/31/2021	1,146	20.14	to	37.80	43,309	0.52	1.25	to	1.40	16.63	to	16.46

Transamerica Life Insurance Company
Separate Account VA 7
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

MFS® Growth Initial Class
12/31/2025	39	$36.60	to	$103.36	$ 3,981	-%	1.25%	to	1.40%	10.81%	to	10.65%
12/31/2024	39	33.03	to	93.41	3,606	-	1.25	to	1.40	29.83	to	29.64
12/31/2023	39	25.44	to	72.06	2,789	-	1.25	to	1.40	34.19	to	33.99
12/31/2022	181	18.96	to	53.77	9,709	-	1.25	to	1.40	(32.48)	to	(32.58)
12/31/2021	181	28.08	to	79.76	14,419	-	1.25	to	1.40	22.01	to	21.83
MFS® Investors Trust Initial Class
12/31/2025	-	26.44	to	56.11	-	1.59	1.25	to	1.40	12.17	to	12.00
12/31/2024	-	23.57	to	50.09	-	0.89	1.25	to	1.40	18.04	to	17.86
12/31/2023	-	19.97	to	42.50	-	0.55	1.25	to	1.40	17.51	to	17.34
12/31/2022	-	16.99	to	36.22	-	0.57	1.25	to	1.40	(17.52)	to	(17.64)
12/31/2021	-	20.60	to	43.98	-	0.54	1.25	to	1.40	25.25	to	25.06
MFS® Research Initial Class
12/31/2025	370	27.41	to	68.22	25,241	0.97	1.25	to	1.40	11.46	to	11.29
12/31/2024	370	24.59	to	61.30	22,680	0.61	1.25	to	1.40	17.40	to	17.22
12/31/2023	370	20.95	to	52.29	19,348	0.52	1.25	to	1.40	20.91	to	20.73
12/31/2022	605	17.33	to	43.31	26,217	0.49	1.25	to	1.40	(18.23)	to	(18.35)
12/31/2021	606	21.19	to	53.04	32,120	0.54	1.25	to	1.40	23.26	to	23.08
MS VIF Emerging Markets Equity Class I Shares
12/31/2025	212	17.28	to	36.20	7,660	0.41	1.25	to	1.40	31.32	to	31.13
12/31/2024	212	13.16	to	27.61	5,846	1.36	1.25	to	1.40	6.48	to	6.32
12/31/2023	212	12.36	to	25.97	5,503	1.62	1.25	to	1.40	10.60	to	10.43
12/31/2022	212	11.18	to	23.51	4,988	0.43	1.25	to	1.40	(26.01)	to	(26.12)
12/31/2021	212	15.10	to	31.82	6,759	0.84	1.25	to	1.40	1.72	to	1.56
MS VIF Global Strategist Class I Shares
12/31/2025	588	16.42	to	25.55	15,020	-	1.25	to	1.40	15.96	to	15.78
12/31/2024	617	14.16	to	22.07	13,617	-	1.25	to	1.40	6.13	to	5.98
12/31/2023	648	13.34	to	20.83	13,486	1.67	1.25	to	1.40	12.67	to	12.50
12/31/2022	682	11.84	to	18.51	12,634	-	1.25	to	1.40	(17.97)	to	(18.09)
12/31/2021	723	14.44	to	22.60	16,346	1.83	1.25	to	1.40	7.03	to	6.87
TA BlackRock Government Money Market Initial Class
12/31/2025	138,942	10.82	to	1.15	169,146	3.96	1.25	to	1.40	2.78	to	2.63
12/31/2024	77,677	10.53	to	1.12	97,332	4.92	1.25	to	1.40	3.74	to	3.58
12/31/2023	77,741	10.15	to	1.08	94,595	4.93	1.25	to	1.40	3.57	to	3.42
12/31/2022	8,118	9.80	to	1.05	19,719	1.33	1.25	to	1.40	0.16	to	0.01
12/31/2021	8,349	9.78	to	1.05	21,958	0.01	1.25	to	1.40	(1.23)	to	(1.38)
TA WMC US Growth Initial Class
12/31/2025	12,060	39.13	to	106.62	1,285,864	-	1.25	to	1.40	16.31	to	16.13
12/31/2024	13,123	33.65	to	91.81	1,204,799	0.01	1.25	to	1.40	27.39	to	27.20
12/31/2023	13,860	26.41	to	72.17	1,000,331	0.04	1.25	to	1.40	40.33	to	40.13
12/31/2022	14,598	18.82	to	51.51	751,915	-	1.25	to	1.40	(32.19)	to	(32.29)
12/31/2021	16,782	27.76	to	76.07	1,276,670	0.08	1.25	to	1.40	19.18	to	19.00

(1) See Footnote 1

Transamerica Life Insurance Company
Separate Account VA 7
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Separate Account VA 7
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses.   TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 1.25% is deducted from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Separate Account VA 7
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Separate Account VA 7
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.